Consolidated Statement of Changes in Stockholders Equity (Successor) and Combined Statement of Changes in DuPonts Net Investment in DuPont Performance Coatings (Predecessor) (USD $)
In Millions, unless otherwise specified
	Predecessor [Member]	Predecessor [Member] Parent [Member]	Predecessor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Predecessor [Member] Noncontrolling Interest [Member]	Successor [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Successor [Member] Noncontrolling Interest [Member]
Total stockholders’ equity, beginning balance at Dec. 31, 2011	$ 1,805.2	$ 1,846.7	$ (76.3)	$ 34.8
Comprehensive Income (Loss)
Net income (loss)	247.8	243.3		4.5
Net unrealized gain (loss) on securities, net of tax	0.2		0.2
Long-term employee benefit plans, net of tax	(64.8)		(64.8)
Comprehensive income (loss)	183.2	243.3	(64.6)	4.5
Net transfers from (to) DuPont	(287.7)	(283.8)		(3.9)
Deconsolidation of joint venture	(3.7)	(1.9)		(1.8)
Total stockholders’ equity, ending balance at Dec. 31, 2012	1,697.0	1,804.3	(140.9)	33.6
Total stockholders’ equity, beginning balance at Aug. 23, 2012
Comprehensive Income (Loss)
Net income (loss)					(29.0)			(29.0)
Comprehensive income (loss)					(29.0)			(29.0)
Total stockholders’ equity, ending balance at Dec. 31, 2012	1,697.0	1,804.3	(140.9)	33.6	(29.0)			(29.0)
Comprehensive Income (Loss)
Net income (loss)	8.5	7.9		0.6
Net unrealized gain (loss) on securities, net of tax	0.2		0.2
Long-term employee benefit plans, net of tax	0.7		0.7
Comprehensive income (loss)	9.4	7.9	0.9	0.6
Net transfers from (to) DuPont	43.0	43.0
Dividends declared to noncontrolling interests	(1.5)			(1.5)
Total stockholders’ equity, ending balance at Jan. 31, 2013	1,747.9	1,855.2	(140.0)	32.7
Total stockholders’ equity, beginning balance at Dec. 31, 2012					(29.0)
Comprehensive Income (Loss)
Net income (loss)					(156.5)
Total stockholders’ equity, ending balance at Mar. 31, 2013
Total stockholders’ equity, beginning balance at Dec. 31, 2012					(29.0)			(29.0)
Comprehensive Income (Loss)
Net income (loss)					(218.9)			(224.9)		6.0
Net unrealized gain (loss) on securities, net of tax					(0.9)				(0.9)
Net realized and unrealized gain (loss) on derivatives, net of tax					3.1				3.1
Long-term employee benefit plans, net of tax					7.5				7.5
Foreign currency translation					24.3				24.3
Comprehensive income (loss)					(184.9)			(224.9)	34.0	6.0
Equity contributions					1,355.4	0.1	1,355.3
Recognition of stock-based compensation					7.4		7.4
Capitalization of capital in excess of par						229.0	(229.0)
Noncontrolling interests of acquired subsidiaries					66.7					66.7
Dividends declared to noncontrolling interests					(3.8)					(3.8)
Total stockholders’ equity, ending balance at Dec. 31, 2013					1,211.8	229.1	1,133.7	(253.9)	34.0	68.9
Total stockholders’ equity, beginning balance at Sep. 30, 2013
Comprehensive Income (Loss)
Net income (loss)					(47.0)
Total stockholders’ equity, ending balance at Dec. 31, 2013					1,211.8
Comprehensive Income (Loss)
Net income (loss)					(3.7)
Total stockholders’ equity, ending balance at Mar. 31, 2014
Total stockholders’ equity, beginning balance at Dec. 31, 2013					1,211.8	229.1	1,133.7	(253.9)	34.0	68.9
Comprehensive Income (Loss)
Net income (loss)					34.7			27.4		7.3
Net unrealized gain (loss) on securities, net of tax					0.7				0.7
Net realized and unrealized gain (loss) on derivatives, net of tax					(2.9)				(2.9)
Long-term employee benefit plans, net of tax					(38.7)				(38.7)
Foreign currency translation					(101.1)				(96.4)	(4.7)
Comprehensive income (loss)					(107.3)			27.4	(137.3)	2.6
Equity contributions					2.5	0.3	2.2
Recognition of stock-based compensation					8.0		8.0
Exercises of stock options					3.0	0.4	2.6
Noncontrolling interests of acquired subsidiaries					(3.8)		(1.8)			(2.0)
Dividends declared to noncontrolling interests					(2.2)					(2.2)
Total stockholders’ equity, ending balance at Dec. 31, 2014					1,112.0	229.8	1,144.7	(226.5)	(103.3)	67.3
Total stockholders’ equity, beginning balance at Sep. 30, 2014
Comprehensive Income (Loss)
Net income (loss)					0.9
Total stockholders’ equity, ending balance at Dec. 31, 2014					$ 1,112.0